CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net loss	$ (640,268)	$ (599,936)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	18,610	7,785
Shares issued to officers and consultants	52,000	116,401
Inventory change	(8,823)	8,574
Amortization of debt discount	2,311	197,752
Change in Derivative liability	(61,251)	(214,265)
Changes in Accounts receivable on completed contracts	(58,202)	56,656
Change in accounts receivable on incomplete contracts	(184,212)	0
Increase (decrease) in prepaid expenses	0	151,846
Billings in excess of costs on incomplete projects	1,964	83,813
Accounts payable and accrued expenses	90,496	19,552
Stock issued	36,230	109,889
Finance fees on derivatives	33,018	28,859
Gain (loss) on extinguishment of debt	370,802	(134,665)
Net cash used in operating activities	(347,325)	(167,739)
Cash Flows from Investing Activities:
Purchase of equipment	(11,633)	0
Proceeds from investments in long term leases	769	703
Product and lease deposits	0	(900)
Net cash provided by (used for) investing activities	(10,864)	(197)
Cash Flows from Financing Activities:
Proceeds from sale of common stock – net of expenses	250,641	255,373
Merchant loans – net of principal payments	60,000	35,048
Proceeds of related party notes payable	0	10,479
Payments on related party notes payable	(18,277)	0
Payment on debt	(150,514)	(140,452)
Proceeds from loans from non-affiliate	60,000	0
Proceeds from preferred stock sales	219,000	0
Net cash provided by financing activities	420,850	160,448
Net increase (decrease) in cash	62,661	(7,488)
Cash, beginning of period	5,046	12,534
Cash, end of period	67,707	5,046
Cash paid for interest	117,332	102,231
Shares issued or to be issued for services	52,000	101,400
Income taxes paid or accrued	$ 0	$ 0